Provision In Lieu Of Income Taxes (Schedule Of Changes To Uncertain Tax Positions) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provision In Lieu Of Income Taxes [Abstract]
Balance at January 1, excluding interest and penalties	$ 3	$ 3	$ 2
Additions based on tax positions related to prior years
Reductions based on tax positions related to prior years	(3)
Settlements with taxing authorities, increase			1
Balance at December 31, excluding interest and penalties		$ 3	$ 3